PROPERTY AND EQUIPMENT, NET - Property and equipment pledged to secure banking borrowings (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Assets	¥ 29,925,430	$ 4,264,339	¥ 30,385,903
Property
PROPERTY AND EQUIPMENT, NET
Assets	370,759		155,239
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Assets	224,669		246,662
Computer and network equipment
PROPERTY AND EQUIPMENT, NET
Assets	399,180		442,167
Office equipment
PROPERTY AND EQUIPMENT, NET
Assets	¥ 1,429		¥ 1,829